STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue 300,000,000 shares of Common Stock, and 50,000,000 shares of Preferred Stock.

Preferred stock

As of March 31, 2021, no preferred shares have been designated nor issued.

Common stock

On January 3, 2020, 100,000 shares of common stock were issued as a result of conversion of accrued interest and principal on the Auctus Note #2 for a total of $12,000.

On February 18, 2020, 250,000 shares of common stock were issued as a result of conversion of accrued interest and principal on the Auctus Note #2 for a total of $22,132.

On March 12, 2020, 750,000 of common stock were issued in exchange for 416,666 warrants with cashless exercise, originating from Auctus Notes #1 and #2.

For the 3 months ending March 31, 2020, 656,000 shares were awarded under the 2010 Stock Plan for a total value of $150,497.

For the 3 months ending March 31, 2021, 3,199,200 shares were awarded under the 2010 Stock Plan for a total value of $767,808.

As at March 31, 2021, the Company has 100,649,873 shares of common stock issued and outstanding. At December 31, 2020 there were 97,450,673 shares of common stock issued and outstanding.

Common Stock Warrants

For the 3 months ended March 31, 2021 the Company did not issue any warrants. For the 3 months ended March 31, 2020 the Company issued 408,333 Warrants as part of convertible note agreements. The warrants total value allocated to debt discount was $129,929. For details, see Convertible Note Payable under Note 7.

The fair value of stock warrants granted for the 3 months ended March 31, 2021 was calculated with the following assumptions:

March 31, 2020
Risk-free interest rate	0.46 - 1.67%
Expected dividend yield	0%
Volatility factor (monthly)	158.22%
Expected life of warrant	5 years

The following table summarizes the Company’s common stock warrant activity for the 3 months ended March 31, 2021 and 2020:

	Number of Warrants	Weighted Average Exercise Price	Weighted- Average Remaining Expected Term
Outstanding as at January 1, 2020	616,666	$1.06	4.2
Granted	405,334	0.36	0.9
Exercised	(750,000)	—	—
Forfeited/Canceled	—	—	—
Outstanding as at December 31, 2020	272,000	$2.00	3.9
Granted	—	—	—
Exercised	—	—	—
Forfeited/Canceled	—	—	—
Outstanding as at March 31, 2021	272,000	$2.00	3.7

The following table summarizes information about stock warrants that are vested or expected to vest at March 31, 2021:

		Warrants Outstanding				Exercisable Warrants
Exercise Price	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
$2.00	272,000	$2.00	3.65	$—	272,000	$2.00	3.65	$—

The following table sets forth the status of the Company’s non-vested warrants as at March 31, 2021 and March 31, 2020:

	Number of Warrants	Weighted- Average Grant-Date Fair Value
Non-vested as at March 31, 2020	—	$—
Granted	405,334	0.13
Forfeited	—	—
Vested	405,334	0.13
Non-vested as at March 31, 2021	—	$—

The weighted-average remaining contractual life for warrants exercisable at March 31, 2021 is 3.65 years. The aggregate intrinsic value for fully vested, exercisable warrants was $0 at March 31, 2021 and at December 31, 2020 was $0.

Sales of Shares in Subsidiary

For the 3 months ended March 31, 2021 there were 1,350,000 shares sold in the Company’s Subsidiary, Pharmalectin, Inc. for a total of $450,000. For the 3 months ended March 31, 2020 there were no such transaction.

NOTE 8 – STOCKHOLDERS’ EQUITY

Preferred stock

As at December 31, 2020 and 2019, no preferred shares have been designated or issued.

Common stock

On May 30, 2019, 25,000 shares of common stock were issued as a result of conversion of accrued interest on the Auctus Note #1 at $0.20 per share for a total of $5,000.

On July 18, 2019, 25,000 shares of common stock were issued as a result of conversion of accrued interest on the Auctus Note #1 at $0.20 per share for a total of $5,000.

On August 20, 2019, 20,000 shares of common stock were sold and issued from the active S-1 at $1 per share for a total of $20,000.

On August 22, 2019, 25,000 shares of common stock were issued as a result of conversion of accrued interest on the Auctus Note #1 at $0.20 per share for a total of $5,000.

On October 8, 2019, 50,000 shares of common stock were issued as a result of conversion of principal as well as accrued interest on the Auctus Note #1 at $0.20 per share for a total of $10,000.

On November 8, 2019, 100,000 shares of common stock were issued as a result of conversion of accrued interest on the Auctus Note #2 at $0.12 per share for a total of $12,000.

The Company recorded $864,551 in stock-based compensation for 1,127,000 issued shares in the year ended December 31, 2019. For details, see Shares Awarded and Issued under Note 9.

On January 3, 2020, 100,000 shares of common stock were issued as a result of conversion of accrued interest and principal on the Auctus Note #2 for a total of $12,000.

On February 18, 2020, 250,000 shares of common stock were issued as a result of conversion of accrued interest and principal on the Auctus Note #2 for a total of $22,132.

On March 12, 2020, 750,000 of common stock were issued in exchange for 416,666 warrants with cashless exercise, originating from Auctus Notes #1 and #2.

For the year ending December 31, 2020, 9,875,000 shares were awarded with an average cost per share of $0.01, under the 2010 Stock Plan for a total value of $228,407. For details, see Shares Awarded and Issued under Note 9.

As at December 31, 2020, the Company has 97,450,673 shares of common stock issued and outstanding. At December 31, 2019 there were 86,475,673 shares of common stock issued and outstanding.

Common Stock Warrants

The fair value of stock warrants granted for the year ended December 31, 2020 was calculated with the following assumptions:

	2020	2019
Risk-free interest rate	0.46 - 1.67%	1.34 - 2.32%
Expected dividend yield	0%	0%
Volatility factor (monthly)	158.22%	122.25%
Expected life of warrant	5 years	5 years

For the year ended December 31, 2020 the Company awarded 405,334 warrants, valued at $145,438, and 750,000 shares of common stock were issued in a cashless exercise. For the year ended December 31, 2019 the Company issued 408,333 Warrants as part of a convertible note agreements. The warrants total value allocated to debt discount was $129,929. For details, see Convertible Note Payable under Note 7.

The following table summarizes the Company’s common stock warrant activity for the year ended December 31, 2020 and 2019:

	Number of Warrants	Weighted Average Exercise Price	Weighted- Average Remaining Expected Term
Outstanding as at January 1, 2019	208,333	$0.60	4.8
Granted	408,333	1.29	5.0
Exercised	—	—	—
Forfeited/Canceled	—	—	—
Outstanding as at December 31, 2019	616,666	$1.06	4.2
Granted	405,334	0.36	0.9
Exercised	(750,000)	—	—
Forfeited/Canceled	—	—	—
Outstanding as at December 31, 2020	272,000	$2.00	3.9

The following table summarizes information about stock warrants that are vested or expected to vest at December 31, 2020:

		Warrants Outstanding				Exercisable Warrants
Exercise Price	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
$2.00	272,000	$2.00	3.90	$—	272,000	$2.00	3.90	$—
$2.00	272,000	$2.00	3.90	$—	272,000	$2.00	3.90	$—

The following table sets forth the status of the Company’s non-vested warrants as at December 31, 2020 and December 31, 2019:

	Number of Options	Weighted- Average Grant-Date Fair Value
Non-vested as at December 31, 2019	—	$—
Granted	405,334	0.13
Forfeited	—	—
Vested	405,334	0.13
Non-vested as at December 31, 2020	—	$—

The weighted-average remaining contractual life for warrants exercisable at December 31, 2020 is 3.90 years.

The aggregate intrinsic value for fully vested, exercisable warrants was $0 at December 31, 2020 and 2019 was $0.

Common Stock Options

For the year ended December 31, 2020 there were 192,000 options awarded under the 2010 Stock Option Plan. The options total fair value at the time of award was $18,460. For the year ended December 31, 2019 there were 341,000 options awarded under the 2010 Stock Option Plan. The options total fair value at the time of award was $257,143. For details, see Stock options granted and vested under note 9.

Sales of Shares in Subsidiary

For the year ended December 31, 2020 there were 2,600,000 shares sold in the Company’s Subsidiary, Pharmalectin, Inc. for a total of $950,000. For the year ended December 31, 2019 there were no such transaction.